Collaborative Arrangements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cost of sales	¥ 5,150,750	¥ 5,188,259	¥ 4,753,010
Net sales	8,665,687	8,543,982	7,603,250
Pictures
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net sales	¥ 985,270	1,010,173	901,230
Pictures | Collaborative Arrangements, Co-production and Distribution Arrangements
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangement, income statement classification description	Sony and the other participants typically share in the profits from the distribution of the product in all media or markets. For motion pictures, if Sony is a net receiver of (1) Sony’s share of the profits from the media or markets distributed by the other participants less (2) the other participants’ share of the profits from the media or markets distributed by Sony then the net amount is recorded as net sales. If Sony is a net payer then the net amount is recorded in cost of sales. For television programming, Sony records its share of the profits from the media or markets distributed by the other participants as sales, and the other participants’ share of the profits from the media or markets distributed by Sony as cost of sales.
Cost of sales	¥ 22,702	24,280	29,594
Net sales	¥ 42,343	¥ 49,547	¥ 44,124